Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 16	$ 22
Long-term portion of asset retirement obligations	155	177
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	32	46
Long-term employment obligations	37	56
Other non-current liabilities	55	63
Non-current provisions	$ 295	$ 364	[1]

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.